Note 6 - Goodwill and Intangible Assets - Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Goodwill	$ 1,674,281	$ 1,674,281	$ 1,674,281
Customer relationships, net	2,902,490		2,132,102
FCC licenses	750,000	1,284,555	750,000
Impairment charge		(534,555)
FCC licenses, net	750,000	750,000
Intangible assets, net	3,652,490	1,273,030	2,882,102
Customer Relationships [Member]
Customer relationships	11,856,126	11,856,126	11,856,126
Less: accumulated amortization	11,725,369	11,333,096	11,856,126
Customer relationships, net	130,757	523,030
Backhaul Agreement [Member]
Customer relationships	3,837,783		3,837,783
Less: accumulated amortization	1,066,050		1,705,681
Customer relationships, net	$ 2,771,733		$ 2,132,102